Segment Information - Property, Plant & Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 2,287	$ 2,321
The Netherlands [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	462	383
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	520	584
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	445	496
Other European Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	84	108
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	6	8
Singapore [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	277	276
Malaysia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	166	170
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 327	$ 296